Schedule of Fair Value Measured on Recurring Basis (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021
Subsidiary or Equity Method Investee [Line Items]
Derivative liabilities
Theralink Technologies Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Derivative liabilities	33,484,450
Fair Value, Inputs, Level 1 [Member] | Theralink Technologies Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Derivative liabilities
Fair Value, Inputs, Level 2 [Member] | Theralink Technologies Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Derivative liabilities
Fair Value, Inputs, Level 3 [Member] | Theralink Technologies Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Derivative liabilities	$ 33,484,450